Summary of Significant Accounting Policies (Details Narrative) (10-K) £ in Thousands, $ in Thousands									1 Months Ended	3 Months Ended					9 Months Ended			12 Months Ended
	Sep. 11, 2019 USD ($)	Jun. 28, 2019 GBP (£)	Jun. 26, 2019 USD ($)	Jun. 26, 2019 GBP (£)	Aug. 27, 2018 USD ($)	Jun. 28, 2018 USD ($) shares	Jun. 28, 2018 GBP (£) shares	Jun. 06, 2018 USD ($)	Feb. 29, 2020 USD ($)	Sep. 26, 2020 USD ($)	Mar. 26, 2020 USD ($)	Mar. 26, 2020 USD ($)	Sep. 28, 2019 USD ($)	Sep. 26, 2019 USD ($)	Sep. 26, 2020 USD ($) shares	Sep. 28, 2019 USD ($) shares	Sep. 26, 2019 USD ($)	Dec. 28, 2019 USD ($) shares	Dec. 29, 2018 USD ($) shares	Aug. 27, 2020 USD ($)	May 20, 2020 USD ($)	Dec. 28, 2019 GBP (£)	Aug. 27, 2019 USD ($)	Sep. 15, 2017 USD ($)	Apr. 05, 2017 USD ($)
Accumulated deficit										$ (89,938)					$ (89,938)			$ (76,537)	$ (71,643)
Working capital deficit										16,440					16,440			(55,353)
Total debt										57,253					57,253			39,313	37,393
Cash on hand										7,370					$ 7,370			$ 1,196
Number of shares of common stock | shares															548,015	3,354,080		3,459,680
Debt instrument, face amount																					$ 9,395				$ 1,650
Gain on sale of business										220					$ 220				238
Revenue										48,640			$ 67,320	67,320	150,693	214,644	$ 214,644	278,478	260,926
Advertising expenses																		1,365	1,332
Cash equivalents
Allowance for doubtful accounts																		210	248
Fair value of warrant liability																			(879)
Operating lease liability										3,341					3,341			4,980
Operating right-of-use assets										3,310					3,310			4,888
Temporary Contractor Revenue [Member]
Revenue										$ 47,177				$ 63,821	$ 145,150	$ 205,809		266,974	250,416
Permanent Placement Revenue [Member]
Revenue																		$ 11,504	$ 10,510
Jackson Investment Group LLC [Member]
Number of shares of common stock | shares																		100,000	492,000
PeopleServe Inc., and PeopleServe PRS, Inc [Member]
Earn-out payment								$ 1,502
Gain on sale of business								$ 238
Separation Agreement [Member] | Matthew Briand [Member]
Severance costs																		$ 190	$ 690
Separation Agreement [Member] | Mr. Faiman [Member]
Severance costs																		190
Separation Agreement [Member] | Mr. Faiman [Member] | Subsequent Event [Member]
Severance costs											$ 91
Clement May, Limited [Member]
Aggregate cash payment						$ 2,047
Number of shares of common stock | shares						15,000	15,000
Contingent consideration arrangements, description						Consideration for the acquisition of all the shares was (i) an aggregate cash payment of £1,550 ($2,047), (ii) 15,000 shares of the Company's common stock, (iii) an earn-out payment of up to £500, the amount to be calculated and paid on or around December 28, 2019 pursuant to the Share Purchase Agreement, and (iv) deferred consideration of £350, to be paid on or around June 28, 2019, depending on the satisfaction of certain conditions set forth in that Share Purchase Agreement. To finance the above acquisition, the Company entered into a term loan with HSBC Bank plc. The Company paid deferred consideration of £350 ($444) on June 26, 2019. The earnout payment of £500 ($656) was fully paid in December 2019.	Consideration for the acquisition of all the shares was (i) an aggregate cash payment of £1,550 ($2,047), (ii) 15,000 shares of the Company's common stock, (iii) an earn-out payment of up to £500, the amount to be calculated and paid on or around December 28, 2019 pursuant to the Share Purchase Agreement, and (iv) deferred consideration of £350, to be paid on or around June 28, 2019, depending on the satisfaction of certain conditions set forth in that Share Purchase Agreement. To finance the above acquisition, the Company entered into a term loan with HSBC Bank plc. The Company paid deferred consideration of £350 ($444) on June 26, 2019. The earnout payment of £500 ($656) was fully paid in December 2019.
Earn-out payment																		656
Deferred consideration			$ 444
Clement May, Limited [Member] | Share Purchase Agreement [Member]
Aggregate cash payment						$ 2,047
Earn-out payment																		656
Clement May, Limited [Member] | GBP [Member]
Aggregate cash payment | £							£ 1,550
Earn-out payment | £																						£ 500
Deferred consideration | £				£ 350
Clement May, Limited [Member] | GBP [Member] | Share Purchase Agreement [Member]
Aggregate cash payment | £							£ 1,550
Earn-out payment | £																						£ 500
Deferred consideration | £		£ 350
Key Resources, Inc [Member]
Aggregate cash payment					$ 12,163
Earn-out payment					$ 2,027															$ 2,027			$ 2,027
Deferred consideration																		408	$ 3,531
Percentage of common shares					100.00%
Consideration paid to seller					$ 8,109
Interest amount																		30
Key Resources, Inc [Member] | Subsequent Event [Member]
Interest amount											$ 40	$ 40
Key Resources, Inc [Member] | Whitaker [Member]
Earn-out payment																		$ 4,054
Key Resources, Inc [Member] | Share Purchase Agreement [Member]
Alleged damages									$ 4,054
Key Resources, Inc [Member] | Purchase Agreement [Member] | Jackson Investment Group LLC [Member]
Earn-out payment	$ 2,027
Debt instrument, face amount																								$ 8,428
Interest amount	$ 10
Debt maturity date	Sep. 30, 2019
Key Resources, Inc [Member] | Purchase Agreement [Member] | Jackson Investment Group LLC [Member] | August 27, 2020, to February 27, 2020 [Member]
Earn-out payment	$ 2,027
Alleged damages	$ 4,054